Expense Example	Aug. 31, 2024 USD ($)
Neuberger Berman Growth ETF | Neuberger Berman Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	170
Neuberger Berman Total Return Bond ETF | Neuberger Berman Total Return Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	$ 119